Pro Forma Effect of Businesses Acquired (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																		9 Months Ended				12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Business Acquisition
Revenue, as reported	$ 1,298,094		$ 1,067,915	[1]	$ 1,016,707	[1]	$ 1,006,531	[1]	$ 1,031,777	[1]	$ 939,632		$ 783,898		$ 759,684		$ 786,648		$ 3,745,839		$ 3,055,015		$ 4,122,930		$ 3,269,862		$ 2,469,881
Pro forma revenue	1,311,438				1,200,009														3,985,159		3,680,851		4,325,074		4,142,906		3,394,694
Net Income (Loss) Attributable to Parent	73,445		62,188	[1]	54,048	[1]	63,998	[1]	80,991	[1]	56,145		49,231		46,706		58,182		233,759		199,037		261,225		210,264		169,071
Income from continuing operations, as reported																							261,225		210,264		167,118
Pro forma income from continuing operations																							273,899		259,518		189,783
Basic earnings per share from continuing operations																							$ 0.88	[2]	$ 0.72	[2]	$ 0.58	[2]
Pro forma basic earnings per share from continuing operations (a)																							$ 0.93	[2]	$ 0.89	[2]	$ 0.66	[2]
Diluted earnings per share from continuing operations																							$ 0.87	[2]	$ 0.71	[2]	$ 0.57	[2]
Pro forma diluted earnings per share from continuing operations (a)																							$ 0.91	[2]	$ 0.87	[2]	$ 0.65	[2]
Business Acquisition, Pro Forma Net Income (Loss)	75,236				59,909														246,916		222,601
Earnings Per Share, Basic	$ 0.24		$ 0.21	[1]	$ 0.18	[1]	$ 0.22	[1]	$ 0.28	[1]	$ 0.19	[1]	$ 0.17	[1]	$ 0.16	[1]	$ 0.20	[1]	$ 0.78		$ 0.67		$ 0.88	[2]	$ 0.72	[2]	$ 0.59	[2]
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ 0.25	[2]			$ 0.20	[2]													$ 0.83	[2]	$ 0.75	[2]
Earnings Per Share, Diluted	$ 0.24		$ 0.21	[1]	$ 0.18	[1]	$ 0.21	[1]	$ 0.27	[1]	$ 0.19	[1]	$ 0.17	[1]	$ 0.16	[1]	$ 0.20	[1]	$ 0.77		$ 0.66		$ 0.87	[2]	$ 0.71	[2]	$ 0.58	[2]
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ 0.25	[2]			$ 0.20	[2]													$ 0.81	[2]	$ 0.74	[2]
Sator
Business Acquisition
Revenue of purchased businesses for the period prior to acquisition	0				89,991														126,309		276,656
Net income of purchased businesses for the period prior to acquisition, including pro forma purchase accounting adjustments	0				1,465														5,345		4,742
Effect of purchased businesses for the period prior to acquisition	$ 0.00				$ 0.00														$ 0.02		$ 0.02
Effect of purchased businesses for the period prior to acquisition	$ 0.00				$ 0.00														$ 0.02		$ 0.02
All 2012 and 2013 Acquisitions Excluding Sator
Business Acquisition
Revenue of purchased businesses for the period prior to acquisition	13,344				93,311														113,011		349,180
Net income of purchased businesses for the period prior to acquisition, including pro forma purchase accounting adjustments	1,791				4,396														7,812		18,822
Effect of purchased businesses for the period prior to acquisition	$ 0.01				$ 0.01														$ 0.03		$ 0.06
Effect of purchased businesses for the period prior to acquisition	$ 0.01				$ 0.01														$ 0.03		$ 0.06
Euro Car Parts Holdings Limited
Business Acquisition
Revenue of purchased businesses for the period prior to acquisition																									407,042		420,769
Net income of purchased businesses for the period prior to acquisition, including pro forma purchase accounting adjustments																									21,858		9,669
Effect of purchased businesses for the period prior to acquisition																									$ 0.07		$ 0.03
Effect of purchased businesses for the period prior to acquisition																									$ 0.07		$ 0.03
All 2012 & 2011 Acquisitions Excluding ECP
Business Acquisition
Revenue of purchased businesses for the period prior to acquisition																							202,144		466,002
Net income of purchased businesses for the period prior to acquisition, including pro forma purchase accounting adjustments																							12,674		27,396
Effect of purchased businesses for the period prior to acquisition																							$ 0.04		$ 0.09
Effect of purchased businesses for the period prior to acquisition																							$ 0.04		$ 0.09
All 2011 & 2010 Acquisitions Excluding ECP
Business Acquisition
Revenue of purchased businesses for the period prior to acquisition																											504,044
Net income of purchased businesses for the period prior to acquisition, including pro forma purchase accounting adjustments																											$ 12,996
Effect of purchased businesses for the period prior to acquisition																											$ 0.05
Effect of purchased businesses for the period prior to acquisition																											$ 0.04

[1]	Gross margin and operating income during the quarters ended March 31, 2012, June 30, 2012, September 30, 2012 and December 31, 2012 include gains of $8.3 million, $8.4 million, $0.5 million and $0.7 million, respectively, resulting from lawsuit settlements with certain of our aftermarket product suppliers as discussed in Note 8, "Commitments and Contingencies."
[2]	The sum of the individual earnings per share amounts may not equal the total due to rounding.